ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable and Contract Assets
Financing Receivable, Past Due [Line Items]
Provision for credit loss	¥ 4,201